Long-Term Debt - Components of Long-Term Debt (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Line of Credit Facility [Line Items]
Partnership debt		$ 201,205
Total debt		196,420	$ 250,041
Less: current portion of long-term debt	[1]	(2,962)	(3,258)	[2]
Long-term debt	[1]	193,458	246,783	[2]
Other notes payable
Line of Credit Facility [Line Items]
Partnership debt		6,705	6,924
Revolving Credit Facility
Line of Credit Facility [Line Items]
Partnership debt		0	52,500
Term Loan Credit Facility | $200M Term Loan Credit Facility
Line of Credit Facility [Line Items]
Partnership debt		194,500	196,500
Less: Unamortized original issue discount		(1,247)	(1,529)
Less: Unamortized debt issuance costs		(3,538)	$ (4,354)
Total debt		$ 189,715

[1]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Whitehall LLC and Other Assets.
[2]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.